Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Commitments And Contingencies

12. COMMITMENTS AND CONTINGENCIES

Contract Performance Contingencies—Contract profit margins may include estimates of revenues not contractually agreed to between the customer and the company for matters such as settlements in the process of negotiation, contract changes, claims and requests for equitable adjustment for previously unanticipated contract costs. These estimates are based upon management's best assessment of the underlying causal events and circumstances, and are included in determining contract profit margins to the extent of expected recovery based on contractual entitlements and the probability of successful negotiation with the customer. As of September 30, 2011, the recognized amounts related to claims and requests for equitable adjustment are not material individually or in the aggregate.

Guarantees of Performance Obligations—From time to time in the ordinary course of business, HII may enter into joint ventures, teaming and other business arrangements to support the company's products and services as described in Note 10. The company generally strives to limit its exposure under these arrangements to its investment in the arrangement, or to the extent of obligations under the applicable contract. In some cases, however, HII may be required to guarantee performance of the arrangement and, in such cases, generally obtains cross-indemnification from the other members of the arrangement. At September 30, 2011, the company is not aware of any existing event of default that would require HII to satisfy any of these guarantees.

Quality Issues—In conjunction with a second quarter 2009 review of design, engineering and production processes at Ingalls undertaken as a result of leaks discovered in the USS San Antonio's (LPD-17) lube oil system, the company became aware of quality issues relating to certain pipe welds on ships under production as well as those that had previously been delivered. Since that discovery, the company has been working with its customer to determine the nature and extent of the pipe weld issue and its possible impact on related shipboard systems. This effort has resulted in the preparation of a technical analysis of the problem, additional inspections on the ships, a rework plan for ships previously delivered and in various stages of production, and modifications to the work plans for ships being placed into production, all of which has been done with the knowledge and support of the U.S. Navy. Incremental costs associated with the anticipated resolution of these matters that are the responsibility of the company have been reflected in the financial performance analysis and contract booking rates since the second quarter of 2009.

In the fourth quarter of 2009, certain bearing wear and debris were found in the lubrication system of the main propulsion diesel engines (MPDE) installed on LPD-21. The company is participating with the U.S. Navy and other industry participants involved with the MPDEs in a review panel established by the U.S. Navy to examine the MPDE lubrication system's design, construction, operation and maintenance for the LPD-17 class of ships. The team is focusing on identification and understanding of the root causes of the MPDE diesel bearing wear and the debris in the lubrication system and potential future impacts on maintenance costs. To date, the review has identified several potential system improvements for increasing reliability of the system. Certain changes are being implemented on ships under construction at this time and the U.S. Navy is implementing some changes on in-service ships in the class at the earliest opportunity.

In July 2010, the U.S. Navy released its report documenting the results of a Judge Advocate General's manual (JAGMAN) investigation of the failure of MPDE bearings on LPD-17 subsequent to the U.S. Navy's Planned Maintenance Availability (PMA), which was completed in October 2009. During sea trials following the completion of the U.S. Navy conducted PMA, one of the ship's MPDEs suffered a casualty as the result of a bearing failure. The JAGMAN investigation determined that the bearing failure could be attributed to a number of possible factors, including deficiencies in the acquisition process, maintenance, training, and execution of shipboard programs, as well as debris from the construction process. The company's technical personnel reviewed the JAGMAN report and provided feedback to the U.S. Navy on the report recommending that the company and the U.S. Navy perform a comprehensive review of the LPD-17 Class propulsion system design and its associated operation and maintenance procedure in order to enhance reliability. Discussions between the company and the U.S. Navy on this recommendation are ongoing.

The company and the U.S. Navy continue to work in partnership to investigate and identify any additional corrective actions to address quality issues associated with ships manufactured in the company's Ingalls shipyards and the company will implement appropriate corrective actions. The company does not believe that the ultimate resolution of the matters described above will have a material adverse effect upon its consolidated financial position, results of operations, or cash flows.

The company has also encountered various quality issues on its Aircraft Carrier construction and overhaul programs and its Virginia Class Submarine construction program at its Newport News location. These primarily involve matters related to filler metal used in pipe welds identified in 2007, and issues associated with non-nuclear weld inspection and the installation of weapons handling equipment on certain submarines, and certain purchased material quality issues identified in 2009. The company does not believe that resolution of these issues will have a material adverse effect upon its consolidated financial position, results of operations, or cash flows.

Environmental Matters—The estimated cost to complete environmental remediation has been accrued where it is probable that the company will incur such costs in the future to address environmental impacts at currently or formerly owned or leased operating facilities, or at sites where it has been named a Potentially Responsible Party (PRP) by the Environmental Protection Agency, or similarly designated by other environmental agencies, and these costs can be estimated by management. These accruals do not include any litigation costs related to environmental matters, nor do they include amounts recorded as asset retirement obligations. To assess the potential impact on the company's consolidated financial statements, management estimates the range of reasonably possible remediation costs that could be incurred by the company, taking into account currently available facts on each site as well as the current state of technology and prior experience in remediating contaminated sites. These estimates are reviewed periodically and adjusted to reflect changes in facts and technical and legal circumstances. Management estimates that as of September 30, 2011, the probable future cost for environmental remediation sites is $3 million, which is accrued in other current liabilities. Factors that could result in changes to the company's estimates include: modification of planned remedial actions, increases or decreases in the estimated time required to remediate, changes to the determination of legally responsible parties, discovery of more extensive contamination than anticipated, changes in laws and regulations affecting remediation requirements, and improvements in remediation technology. Should other PRPs not pay their allocable share of remediation costs, the company may have to incur costs in addition to those already estimated and accrued. In addition, there are some potential remediation sites where the costs of remediation cannot be reasonably estimated. Although management cannot predict whether new information gained as projects progress will materially affect the estimated liability accrued, management does not anticipate that future remediation expenditures will have a material adverse effect on the company's consolidated financial position, results of operations, or cash flows.

Financial Arrangements—In the ordinary course of business, HII uses standby letters of credit issued by commercial banks and surety bonds issued by insurance companies principally to support the company's self-insured workers' compensation plans. At September 30, 2011, there were $121 million of stand-by letters of credit issued but undrawn and $295 million of surety bonds outstanding related to HII.

U.S. Government Claims—From time to time, the U.S. Government advises the company of claims and penalties concerning certain potential disallowed costs. When such findings are presented, the company and U.S. Government representatives engage in discussions to enable HII to evaluate the merits of these claims as well as to assess the amounts being claimed. The company does not believe that the outcome of any such matters will have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

14.	COMMITMENTS AND CONTINGENCIES

Contract Performance Contingencies—Contract profit margins may include estimates of revenues not contractually agreed to between the customer and the company for matters such as settlements in the process of negotiation, contract changes, claims and requests for equitable adjustment for previously unanticipated contract costs. These estimates are based upon management's best assessment of the underlying causal events and circumstances, and are included in determining contract profit margins to the extent of expected recovery based on contractual entitlements and the probability of successful negotiation with the customer. As of December 31, 2010, the recognized amounts related to claims and requests for equitable adjustment are not material individually or in the aggregate.

Guarantees of Performance Obligations—From time to time in the ordinary course of business, Northrop Grumman guaranteed performance obligations of NGSB under certain contracts. NGSB may enter into joint ventures, teaming and other business arrangements (Business Arrangements) to support the company's products and services. NGSB generally strives to limit its exposure under these arrangements to its investment in the Business Arrangement, or to the extent of obligations under the applicable contract. In some cases, however, Northrop Grumman may be required to guarantee performance of the Business Arrangement and, in such cases, generally obtains cross-indemnification from the other members of the Business Arrangement. At December 31, 2010, the company is not aware of any existing event of default that would require Northrop Grumman to satisfy any of these guarantees.

NGSB Quality Issues—In conjunction with a second quarter 2009 review of design, engineering and production processes at the Gulf Coast undertaken as a result of leaks discovered in the USS San Antonio's (LPD 17) lube oil system, the company became aware of quality issues relating to certain pipe welds on ships under production as well as those that had previously been delivered. Since that discovery, the company has been working with the U.S. Navy to determine the nature and extent of the pipe weld issue and its possible impact on related shipboard systems. This effort has resulted in the preparation of a technical analysis of the problem, additional inspections on the ships, a rework plan for ships previously delivered and in various stages of production, and modifications to the work plans for ships being placed into production, all of which has been done with the knowledge and support of the U.S. Navy. NGSB responsible incremental costs associated with the anticipated resolution of these matters have been reflected in the financial performance analysis and contract booking rates beginning with the second quarter of 2009.

In the fourth quarter of 2009, certain bearing wear and debris were found in the lubrication system of the main propulsion diesel engines (MPDE) installed on LPD 21. NGSB is participating with the U.S. Navy and other industry participants involved with the MPDEs in a review panel established by the U.S. Navy to examine the MPDE lubrication system's design, construction, operation and maintenance for the LPD 17 class of ships. The team is focusing on identification and understanding of the root causes of the MPDE diesel bearing wear and the debris in the lubrication system and potential future impacts on maintenance costs. To date the review has identified several potential system improvements for increasing the system reliability. Certain changes are being implemented on ships under construction at this time and the U.S. Navy is implementing some changes on in-service ships in the class at the earliest opportunity. The U.S. Navy has requested a special MPDE flush procedure be used on LPDs 22 through 25 under construction at the Gulf Coast shipyards. The company has informed the U.S. Navy of its position that should the U.S. Navy direct use of this new flush procedure, the company believes such direction would be a change to the contracts for all LPDs under construction, and that such a change would entitle the company to an equitable adjustment to cover the cost and schedule impacts. However, the company can give no assurance that the U.S. Navy will agree that any such direction would constitute a contract change.

In July 2010, the Navy released its report documenting the results of a Judge Advocate General's manual (JAGMAN) investigation of the failure of MPDE bearings on LPD 17 subsequent to the Navy's Planned Maintenance Availability (PMA), which was completed in October 2009. During sea trials following the completion of the Navy conducted PMA, one of the ship's MPDEs suffered a casualty as the result of a bearing failure. The JAGMAN investigation determined that the bearing failure could be attributed to a number of possible factors, including deficiencies in the acquisition process, maintenance, training, and execution of shipboard programs, as well as debris from the construction process. NGSB's technical personnel reviewed the JAGMAN report and provided feedback to the Navy on the report recommending that the company and the Navy perform a comprehensive review of the LPD 17 Class propulsion system design and its associated operation and maintenance procedure in order to enhance reliability. Discussions between the company and the Navy on this recommendation are ongoing.

The company and the U.S. Navy continue to work in partnership to investigate and identify any additional corrective actions to address quality issues associated with ships manufactured in the company's Gulf Coast shipyards and the company will implement appropriate corrective actions. The company does not believe that the ultimate resolution of the matters described above will have a material adverse effect upon its consolidated financial position, results of operations or cash flows.

The company has also encountered various quality issues on its Aircraft Carrier construction and overhaul programs and its Virginia Class Submarine construction program at its Newport News location. These primarily involve matters related to filler metal used in pipe welds identified in 2007, and in 2009, issues associated with non-nuclear weld inspection and the installation of weapons handling equipment on certain submarines, and certain purchased material quality issues. The company does not believe that resolution of these issues will have a material adverse effect upon its consolidated financial position, results of operations or cash flows.

Environmental Matters—The estimated cost to complete remediation has been accrued where it is probable that the company will incur such costs in the future to address environmental impacts at currently or formerly owned or leased operating facilities, or at sites where it has been named a Potentially Responsible Party (PRP) by the Environmental Protection Agency, or similarly designated by other environmental agencies. These accruals do not include any litigation costs related to environmental matters, nor do they include amounts recorded as asset retirement obligations. To assess the potential impact on the company's consolidated financial statements, management estimates the reasonably possible remediation costs that could be incurred by the company, taking into account currently available facts on each site as well as the current state of technology and prior experience in remediating contaminated sites. These estimates are reviewed periodically and adjusted to reflect changes in facts and technical and legal circumstances. Management estimates that as of December 31, 2010, the probable future costs for environmental remediation sites is $3 million, which is accrued in other current liabilities. Factors that could result in changes to the company's estimates include: modification of planned remedial actions, increases or decreases in the estimated time required to remediate, changes to the determination of legally responsible parties, discovery of more extensive contamination than anticipated, changes in laws and regulations affecting remediation requirements, and improvements in remediation technology. Should other PRPs not pay their allocable share of remediation costs, the company may have to incur costs in addition to those already estimated and accrued. In addition, there are some potential remediation sites where the costs of remediation cannot be reasonably estimated. Although management cannot predict whether new information gained as projects progress will materially affect the estimated liability accrued, management does not anticipate that future remediation expenditures will have a material adverse effect on the company's consolidated financial position, results of operations, or cash flows.

Collective Bargaining Agreements—The company believes that it maintains good relations with its 39,000 employees, of which approximately 50 percent are covered by 10 collective bargaining agreements. The company successfully negotiated a two-year extension to the collective bargaining agreements at its Gulf Coast locations that were to expire in 2010. It is not expected that the results of these negotiations will, either individually or in the aggregate, have a material adverse effect on the company's consolidated results of operations.

Financial Arrangements—In the ordinary course of business, Northrop Grumman uses standby letters of credit issued by commercial banks and surety bonds issued by insurance companies principally to guarantee the performance on certain contracts and to support the company's self-insured workers' compensation plans. At December 31, 2010, there were $125 million of unused stand-by letters of credit and $296 million of surety bonds outstanding related to NGSB.

U.S. Government Claims—From time to time, customers advise the company of claims and penalties concerning certain potential disallowed costs. When such findings are presented, Northrop Grumman, the company and the U.S. Government representatives engage in discussions to enable Northrop Grumman and NGSB to evaluate the merits of these claims as well as to assess the amounts being claimed. Where appropriate, provisions are made to reflect the expected exposure to the matters raised by the U.S. Government representatives and such provisions are reviewed on a quarterly basis for sufficiency based on the most recent information available. Northrop Grumman and the company do not believe that the outcome of any such matters would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

Operating Leases—Rental expense for operating leases was $44 million in 2010, $48 million in 2009, and $41 million in 2008. These amounts are net of immaterial amounts of sublease rental income. Minimum rental commitments under long-term noncancellable operating leases as of December 31, 2010, total approximately $137 million, which are payable as follows: 2011—$21 million; 2012—$20 million; 2013—$16 million; 2014—$14 million; 2015—$11 million; and thereafter—$55 million.